OPERATING LEASES - Schedule of Operating Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	$ 56,387	$ 198,462
Additions	0	27,607
Repayments	(14,372)	(23,901)
Impact of modification of operating leases		(145,797)
Foreign exchange translation	22	16
Ending balance	42,037	56,387
Current portion of operating lease obligations	16,783	14,377
Non-current portion of operating lease obligations	25,254	42,010
Ship Finance International Ltd [Member]
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	21,070	185,816
Additions	0	0
Repayments	(2,511)	(18,949)
Impact of modification of operating leases		(145,797)
Foreign exchange translation	0	0
Ending balance	18,559	21,070
Current portion of operating lease obligations	2,667
Non-current portion of operating lease obligations	15,892
Golden Hawk [Member]
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	7,224	9,567
Additions	0	0
Repayments	(2,477)	(2,343)
Impact of modification of operating leases		0
Foreign exchange translation	0	0
Ending balance	4,747	7,224
Current portion of operating lease obligations	4,357
Non-current portion of operating lease obligations	390
Admiral Schmidt And Vitus Bering Leases [Member]
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	25,417	0
Additions	0	27,607
Repayments	(8,947)	(2,190)
Impact of modification of operating leases		0
Foreign exchange translation	0	0
Ending balance	16,470	25,417
Current portion of operating lease obligations	9,293
Non-current portion of operating lease obligations	7,177
Office Leases [Member]
Change In Operating Lease Obligations [Roll Forward]
Balance at January 1, 2019 on adoption of ASC 842	2,676	3,079
Additions	0	0
Repayments	(437)	(419)
Impact of modification of operating leases		0
Foreign exchange translation	22	16
Ending balance	2,261	$ 2,676
Current portion of operating lease obligations	466
Non-current portion of operating lease obligations	$ 1,795